Taxes on Income (Details) ₪ in Billions		1 Months Ended	12 Months Ended
	Jan. 01, 2011	Dec. 22, 2017	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Taxes on Income [Line items]
Revenues (in New Shekels)			$ 180,460,000		$ 160,953,000	$ 142,519,000
Percentage of subject to tax at a rate			12.00%	12.00%
Carried forward losses and other temporary difference amount (in Dollars)			$ 918,000		158,000
Losses and other temporary differences (in Dollars)			2,003,000
Tax expenses (in Dollars)			1,200,000		200,000
Deferred tax liabilities (in Dollars)			1,651,000
Deferred tax income (in Dollars)			2,009,000		(1,337,000)
Bottom of range [member]
Taxes on Income [Line items]
Reduce tax rate		21.00%
Deferred tax income (in Dollars)			2,009,000
Top of range [member]
Taxes on Income [Line items]
Reduce tax rate		35.00%
Deferred tax income (in Dollars)			$ 2,000
Preferred Technological Enterprise [Member]
Taxes on Income [Line items]
Percentage of subject to tax at a rate			6.00%	6.00%
Deferred taxes [Member]
Taxes on Income [Line items]
Deferred tax liabilities (in Dollars)					$ 1,651
Deferred taxes [Member] | Bottom of range [member]
Taxes on Income [Line items]
Deferred tax income (in Dollars)			$ 2
Deferred taxes [Member] | Top of range [member]
Taxes on Income [Line items]
Deferred tax income (in Dollars)			$ 2,009
Law for the Encouragement of Industry (Taxes), 1969 [Member]
Taxes on Income [Line items]
Tax rate			90.00%	90.00%
Preferred Enterprise [Member]
Taxes on Income [Line items]
Threshold rate	25.00%
Tax benefits under Amendment 60 [Member]
Taxes on Income [Line items]
Revenues (in New Shekels) | ₪				₪ 10
Percentage of subject to tax at a rate			7.50%	7.50%
Tax benefits under Amendment 60 [Member] | Preferred Technological Enterprise [Member]
Taxes on Income [Line items]
Percentage of subject to tax at a rate			4.00%	4.00%
Consolidated revenue (in New Shekels) | ₪				₪ 10
Legislative Amendments [Member]
Taxes on Income [Line items]
Corporate income tax rate			23.00%	23.00%
Carry Forward Losses for Tax Purposes and Other Temporary Differences [Member]
Taxes on Income [Line items]
Carried forward losses and other temporary difference amount (in Dollars)			$ 12,124,000